Intangible Assets (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization expense of intangible asset					$ 20,748	$ 20,246
Impairment charges			$ 119	$ 257	257	1,192
Finite-Lived Intangible Assets [Member]
Amortization expense of intangible asset	$ 0	$ 0	$ 0	$ 47
Impairment charges					$ 47	$ 331